Business Combination (Tables)	12 Months Ended
Dec. 31, 2011
Business Combination
Schedule Of Allocation Of Consideration Of Assets Acquired and Liabilities Assumed Based On Fair Value

(1) InterServ Caymans and its two PRC subsidiaries

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	8,020
Identifiable intangible assets	40,160	5.17
Goodwill	110,606

Total	158,786

(2) PW Pictures

RMB (in thousand)
Current assets	89,033
Non current assets	1,880
Current liabilities	(9,098)

Fair value of net assets of PW Pictures (a)	81,815

Cumulative consideration (b)	73,000
Non-controlling interest at fair value (c)	14,465

Goodwill (b+c-a)	5,650

(3) C&C Media

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(11,186)
Identifiable intangible assets:
Trade name	11,875	Indefinite
Game licenses	12,240	2.16
Others	2,918	1.74

Identifiable net assets acquired (a)	15,847

Cash consideration (b)	143,490
Goodwill (b-a)	127,643
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	6,181

Goodwill	133,824

(4) Runic Games

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	49,696
Identifiable intangible assets:
IPR&D	17,205	Note 3	(14)
Others	6,144	1.6

Identifiable net assets acquired (a)	73,045

Cash consideration (b)	57,349
Non-controlling interest at fair value (c)	19,596

Goodwill (b+c-a)	3,900
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	7,939

Goodwill	11,839

(5) Xinbaoyuan and Baohong

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
TV series right	51,609
Other identifiable tangible assets and liabilities	10,785
Identifiable intangible assets	10,060	5.25

Identifiable net assets acquired (a)	72,454

Cash consideration (b)	110,000
Contingent consideration (c)	79,810
Non-controlling interest (d)	104,350

Goodwill (b+c+d-a)	221,706

(6)Ye Net

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	2,860	2.75
IPR&D	2,120	Note 3(14)
Trade name and domain name	1,380	Indefinite
Other identifiable tangible assets and liabilities	19,672

Identifiable net assets acquired (a)	26,032

Cash consideration (b)	3,000
Previous held equity interest on acquisition date (c)	15,170
Non-controlling interest (d)	8,090

Goodwill (b+c+d-a)	228
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	1,591

Goodwill	1,819

(7) Cryptic Studios

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(1,328)
Identifiable intangible assets:
Game engine	21,717	5
Trade name and domain name	30,803	Indefinite
Complete games	55,485	4
IPR&D	47,172	Note 3(14)

Identifiable net assets acquired (a)	153,849
Cash consideration (b)	323,080

Goodwill (b)-(a)	169,231
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	28,806

Goodwill	198,037